Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2018, future minimum lease payments, including lease payments for the Company’s facilities in Farmington, Utah, and lease payments for the Company’s future headquarters in Draper, Utah were as follows (in thousands):

Year Ending December 31,

2019	$5,948
2020	7,466
2021	9,879
2022	9,871
2023	9,861
Thereafter	99,324
Less: Sublease rental income	(238)
Total future minimum lease payments	$142,111